THE COVID-19 PANDEMIC AND ITS IMPACT ON TERNIUM - Narrative (Details) $ in Billions	Dec. 31, 2021 USD ($)
Unusual or Infrequent Items, or Both, Disclosure1 [Abstract]
Net cash	$ 1.2